GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 28, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount of goodwill by operating segment
Our goodwill balance and changes in the carrying amount of goodwill in the Commercial segment are as follows (in thousands):

Total
Balance, October 30, 2016	$154,271
Impairment (1)	(6,000)
Other, net	20
Balance, October 29, 2017	$148,291
Balance, October 28, 2018	$148,291

(1) Our July 31, 2017 goodwill impairment testing indicated an impairment as the carrying value of CENTRIA’s coil coating operations exceeded its fair value. As a result, we recorded a non-cash charge of $6.0 million in goodwill impairment on our consolidated statements of operations for the year ended October 29, 2017.

Schedule of indefinite-lived intangible activity
The following table represents all our intangible assets activity for the fiscal years ended October 28, 2018 and October 29, 2017 (in thousands):

	Range of Life (Years)			October 28, 2018	October 29, 2017
Amortized intangible assets:
Cost:
Trade names		15		$29,167	$29,167
Customer lists and relationships	12	–	20	136,210	136,210
				$165,377	$165,377
Accumulated amortization:
Trade names				$(12,657)	$(10,713)
Customer lists and relationships				(38,646)	(30,971)
				$(51,303)	$(41,684)

Net book value				$114,074	$123,693
Indefinite-lived intangible assets:
Trade names				13,455	13,455
Total intangible assets at net book value				$127,529	$137,148

Schedule of finite-lived intangible activity
The following table represents all our intangible assets activity for the fiscal years ended October 28, 2018 and October 29, 2017 (in thousands):

	Range of Life (Years)			October 28, 2018	October 29, 2017
Amortized intangible assets:
Cost:
Trade names		15		$29,167	$29,167
Customer lists and relationships	12	–	20	136,210	136,210
				$165,377	$165,377
Accumulated amortization:
Trade names				$(12,657)	$(10,713)
Customer lists and relationships				(38,646)	(30,971)
				$(51,303)	$(41,684)

Net book value				$114,074	$123,693
Indefinite-lived intangible assets:
Trade names				13,455	13,455
Total intangible assets at net book value				$127,529	$137,148

Amortization expense over next five fiscal years	We expect to recognize amortization expense over the next five fiscal years as follows (in thousands):

2019	$9,620
2020	9,327
2021	9,064
2022	8,721
2023	8,667